ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

A summary of the Company's accounts payable and accrued liabilities is as follows:

	January 31, 2023	January 31, 2022
	$	$
Accounts payable	1,842,089	1,402,546
Accrued liabilities	450,485	428,414
EFF settlement accrual (Note 20)	612,500	612,500
Interest payable	16,352	65,409
	2,921,426	2,508,869

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the Company's accounts payable and accrued liabilities:

January 31, 2021
$
Accounts payable	1,382,519
Accrued liabilities	1,183,259
Interest payable	115,218
2,680,996